Note 9 - Stock Options and Stock-based Employee Compensation - Summary of Restricted Stock Units Activity (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares shares in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Unvested, Beginning Balance (in shares)	151	190
Unvested, Beginning Balance (in dollars per share)	$ 4.29	$ 4.33
Awarded (in shares)	249	56
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 3.95	$ 4.22	$ 4.33
Vested (in shares)	(95)	(95)
Vested (in dollars per share)	$ 3.95	$ 4.33
Cancelled (in shares)	(144)
Cancelled (in dollars per share)	$ 4.33
Unvested, Ending Balance (in shares)	161	151	190
Unvested, Ending Balance (in dollars per share)	$ 4.04	$ 4.29	$ 4.33